HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares					Fair Value
	OPEN END FUNDS — 1.8%
	FIXED INCOME - 1.8%
1,000,000	Holbrook Total Return Fund, Class I(a),(b)				$ 10,039,400

	TOTAL OPEN END FUNDS (Cost $10,000,000)				10,039,400

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	ASSET BACKED SECURITIES — 94.9%
	AUTO LOAN — 0.1%
538,000	Luxury Lease Partners Auto Lease Trust Series 2024-4 B(c)		10.4910	07/15/30	543,460

	CLO — 63.3%
495,000	1828 CLO Ltd. Series 2016-1A CR(c),(d)	TSFR3M + 3.612%	7.2840	10/15/31	497,308
147,794	Atlas Senior Loan Fund Ltd. Series 2017-8A C(c),(d)	TSFR3M + 2.812%	6.4830	01/16/30	147,890
4,000,000	Atlas Senior Loan Fund Ltd. Series 2017-8A D(c),(d)	TSFR3M + 3.962%	7.6330	01/16/30	4,042,264
9,240,000	Atlas Senior Loan Fund X Ltd. Series 2018-10A D(c),(d)	TSFR3M + 3.012%	6.6840	01/15/31	9,287,383
5,000,000	Atlas Senior Loan Fund XII Ltd. Series 2018-12A D(c),(d)	TSFR3M + 3.332%	7.0000	10/24/31	5,019,555
11,250,000	Atlas Senior Loan Fund XIII Series 2019-13A D(c),(d)	TSFR3M + 4.372%	8.0410	04/22/31	11,328,030
2,975,000	Canyon Capital CLO Ltd Series 2016-1(c),(d)	TSFR3M + 3.062%	6.7340	07/15/31	2,982,670
8,055,000	Canyon Capital CLO Ltd. Series 2012-1RA D(c),(d)	TSFR3M + 3.262%	6.9340	07/15/30	8,095,243
11,995,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-1A DR3(c),(d)	TSFR3M + 3.212%	6.8790	07/20/31	11,995,000
15,455,000	Catamaran CLO Ltd. Series 2014-1A CR(c),(d)	TSFR3M + 3.692%	7.3610	04/22/30	15,554,653
9,000,000	CIFC Funding Ltd. Series 2017-4A CR(c),(d)	TSFR3M + 3.412%	7.0800	10/24/30	9,021,609
4,000,000	Crown Point CLO Ltd. Series 2018-7A D(c),(d)	TSFR3M + 3.762%	7.4290	10/20/31	4,019,140
8,800,000	Dryden 40 Senior Loan Fund Series 40A DR(c),(d)	TSFR3M + 3.362%	7.2130	08/15/31	8,826,293
3,250,000	Dryden 49 Senior Loan Fund Series 2017-49A DR(c),(d)	TSFR3M + 3.662%	7.3290	07/18/30	3,262,243
300,000	Dryden 54 Senior Loan Fund Series 2017-54A D(c),(d)	TSFR3M + 3.362%	7.0290	10/19/29	301,485
250,000	Dryden 64 CLO Ltd. Series 2018-64A(c),(d)	TSFR3M + 2.912%	6.5790	04/18/31	252,046
500,000	Eaton Vance CLO Ltd. Series 2014-1RA D(c),(d)	TSFR3M + 3.312%	6.9840	07/15/30	500,000
996,498	Ellington CLO I Ltd. Series 2017-1A DR(c),(d)	TSFR3M + 3.612%	7.2840	10/15/29	997,435
27,000,000	Fortress Credit BSL XVII Ltd. Series 2022-1A D(c),(d)	TSFR3M + 4.800%	8.4710	10/23/34	27,154,088
17,900,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A C(c),(d)	TSFR3M + 3.662%	7.3310	01/22/31	17,952,464
1,000,000	Highbridge Loan Management Series 3A-2014 CR(c),(d)	TSFR3M + 3.862%	7.5290	07/18/29	1,005,424
250,000	Highbridge Loan Management Ltd. Series 5A-2015 DR3(c),(d)	TSFR3M + 3.000%	6.6720	10/15/30	250,717
2,000,000	KKR CLO 14 Ltd. Series 14 DR(c),(d)	TSFR3M + 3.412%	7.0840	07/15/31	2,004,212
3,000,000	KKR CLO 15 Ltd. Series 15 DR2(c),(d)	TSFR3M + 3.000%	6.6680	01/18/32	3,012,240

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.9% (Continued)
	CLO — 63.3% (Continued)
4,812,600	KKR Clo 24 Ltd. Series 24 DR(c),(d)	TSFR3M + 3.512%	7.1790	04/20/32	$ 4,855,562
1,775,000	KKR CLO Ltd. Series 10 DR(c),(d)	TSFR3M + 3.612%	7.3350	09/15/29	1,778,172
634,907	LCM XXIII Ltd. Series 23A CR(c),(d)	TSFR3M + 3.562%	7.2290	10/20/29	635,416
4,000,000	Man GLG US CLO Series 2018-1A CR(c),(d)	TSFR3M + 3.332%	6.9990	04/22/30	4,013,420
1,725,000	Mountain View CLO, LLC Series 2017-2A D(c),(d)	TSFR3M + 3.362%	7.0330	01/16/31	1,732,300
1,000,000	Newark BSL CLO 2 Ltd. Series 2017-1A CR(c),(d)	TSFR3M + 3.412%	7.0800	07/25/30	1,004,317
1,050,000	OCP CLO Ltd. Series 2014-5A CR(c),(d)	TSFR3M + 3.162%	6.8300	04/26/31	1,053,351
1,000,000	Octagon Investment Partners 27 Ltd. Series 2016-1A DR(c),(d)	TSFR3M + 3.212%	6.8840	07/15/30	1,006,759
250,000	Octagon Investment Partners XVII Ltd. Series 2013-1A DR2(c),(d)	TSFR3M + 2.762%	6.4300	01/25/31	250,841
3,115,000	OZLM XVII Ltd. Series 2017-17A C(c),(d)	TSFR3M + 3.722%	7.3890	07/20/30	3,129,718
8,750,000	OZLM XVIII Ltd. Series 2018-18A D(c),(d)	TSFR3M + 3.112%	6.7840	04/15/31	8,771,858
7,000,000	OZLM XX Ltd. Series 2018-20A C(c),(d)	TSFR3M + 3.212%	6.8790	04/20/31	7,023,464
1,500,000	OZLM XXI Ltd. Series 2017-21A C(c),(d)	TSFR3M + 2.932%	6.5990	01/20/31	1,506,029
9,950,000	PPM CLO Ltd. Series 2018-1A D(c),(d)	TSFR3M + 3.512%	7.1840	07/15/31	10,021,262
5,000,000	Rockford Tower CLO Ltd. Series 2018-1A D(c),(d)	TSFR3M + 3.262%	7.1510	05/20/31	5,024,595
6,537,539	Saranac CLO VII Ltd. Series 2014-2A DR(c),(d)	TSFR3M + 3.632%	7.5210	11/20/29	6,578,759
4,000,000	Shackleton Clo Ltd. Series 2017-11A D(c),(d)	TSFR3M + 3.912%	7.7630	08/15/30	4,014,188
2,900,000	Shackleton CLO Ltd. Series 2013-3A DR(c),(d)	TSFR3M + 3.282%	6.9540	07/15/30	2,910,370
250,000	Shackleton CLO Ltd. Series 2013-4RA C(c),(d)	TSFR3M + 3.132%	6.7830	04/13/31	250,987
5,000,000	Shackleton CLO Ltd. Series 2014-5RA D(c),(d)	TSFR3M + 3.412%	7.2810	05/07/31	5,012,260
10,955,000	Shackleton CLO Ltd. Series 2015-7RA DRR(c),(d)	TSFR3M + 3.000%	6.6720	07/15/31	10,994,931
2,702,000	SOUND POINT CLO VIII-R Ltd. Series 2015-1RA D1(c),(d)	TSFR3M + 4.012%	7.6840	04/15/30	2,711,300
22,500,000	Sound Point Clo XVI Ltd. Series 2017-2A D(c),(d)	TSFR3M + 3.862%	7.5300	07/25/30	22,605,479
500,000	Sound Point Clo XX Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.262%	6.9300	07/26/31	501,684
6,006,250	Steele Creek Clo Ltd. Series 2017-1A D(c),(d)	TSFR3M + 3.162%	6.8340	10/15/30	6,021,560
10,000,000	THL Credit Wind River CLO Ltd. Series 2014-3KRA D(c),(d)	TSFR3M + 3.612%	7.2840	10/15/30	10,040,230
16,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(c),(d)	TSFR3M + 3.262%	6.9290	10/20/30	16,076,533
12,000,000	Trinitas Clo IX Ltd. Series 2018-9A D(c),(d)	TSFR3M + 3.712%	7.3790	01/20/32	12,094,752
3,300,000	Trinitas CLO VI Ltd. Series 2017-6A DR4(c),(d)	TSFR3M + 4.512%	8.1800	01/25/34	3,316,088
15,250,000	Trinitas Clo VIII Ltd. Series 2018-8A D(c),(d)	TSFR3M + 3.362%	7.0290	07/20/31	15,305,907
1,500,000	Trinitas CLO XV Ltd. Series 2021-15A D(c),(d)	TSFR3M + 4.012%	7.6810	04/22/34	1,511,138
1,896,874	Venture XVIII CLO Ltd. Series 2014-18A DR(c),(d)	TSFR3M + 3.362%	7.0340	10/15/29	1,898,858
9,159,895	Voya CLO Ltd. Series 2017-1A C(c),(d)	TSFR3M + 3.592%	7.2590	04/17/30	9,207,646
1,300,000	Voya CLO Ltd. Series 2013-1A(c),(d)	TSFR3M + 3.212%	6.8840	10/15/30	1,304,951

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.9% (Continued)
	CLO — 63.3% (Continued)
6,500,000	Voya CLO Ltd. Series 2016-1A CR(c),(d)	TSFR3M + 2.912%	6.5790	01/20/31	$ 6,516,406
4,750,000	Wind River CLO Ltd. Series 2014-3A DR2(c),(d)	TSFR3M + 3.662%	7.3310	10/22/31	4,766,464
6,580,000	Zais Clo 13 Ltd. Series 2019-13A D1(c),(d)	TSFR3M + 4.782%	8.4540	07/15/32	6,592,805
7,000,000	Zais Clo 7 Ltd. Series 2017-2A D(c),(d)	TSFR3M + 4.012%	7.6840	04/15/30	7,016,142
					356,565,894
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
1,287,717	A&D Mortgage Trust Series 2023-NQM2 A1(c),(e)		6.1320	05/25/68	1,289,381
795,400	A&D Mortgage Trust Series 2025-NQM5 A1(c),(e)		5.1200	12/25/70	800,086
2,538,032	BRAVO Residential Funding Trust Series 2025-NQM2 A1(c),(e)		5.6780	11/25/64	2,571,807
1,500,000	CFMT, LLC Series 2024-HB14 M3(c),(f)		3.0000	06/25/34	1,447,792
500,000	CFMT, LLC Series 2024-HB15 M3(c),(f)		4.0000	08/25/34	485,246
2,617,639	CFMT, LLC Series 2025-AB3 M3(c),(f)		4.0000	05/25/55	2,288,889
1,172,291	CFMT, LLC Series 2025-AB3 M4(c),(f)		4.0000	05/25/55	936,235
394,867	Connecticut Avenue Securities Series Series 2025-R01 1A1(c),(d)	SOFR30A + 0.950%	4.6470	01/25/45	395,289
3,702,579	Connecticut Avenue Securities Trust Series 2024-R02 1M1(c),(d)	SOFR30A + 1.100%	4.7970	02/25/44	3,707,766
549,493	Connecticut Avenue Securities Trust Series 2024-R03 2M1(c),(d)	SOFR30A + 1.150%	4.8470	03/25/44	550,272
340,143	Connecticut Avenue Securities Trust Series 2025-R04 1M1(c),(d)	SOFR30A + 1.200%	4.8970	05/25/45	340,931
730,801	Connecticut Avenue Securities Trust Series 2025-R05 2A1(c),(d)	SOFR30A + 1.000%	4.6970	07/25/45	731,878
59,613	EFMT Series 2023-1 A2(c),(e)		6.2400	02/25/68	59,467
605,681	Freddie Mac Stacr Remic Trust Series 2025-DNA3 M1(c),(d)	SOFR30A + 1.100%	4.7970	09/25/45	607,054
3,496,600	Freddie Mac STACR REMIC Trust Series 2024-DNA2 M1(c),(d)	SOFR30A + 1.200%	4.8970	05/25/44	3,506,837
697,745	MFA Trust Series 2024-NQM2 A1(c),(e)		5.2720	08/25/69	702,062
1,250,000	MOO Securitization Trust Series 2025-RM1 M2(c)		4.5000	12/25/65	1,093,597
3,000,000	MOO Securitization Trust Series 2025-RM1 M3(c)		4.5000	12/25/65	2,517,746
259,450	Morgan Stanley Residential Mortgage Loan Trust Series 2024-NQM3 A1(c),(f)		5.0440	07/25/69	260,176
1,400,000	Ocwen Loan Investment Trust Series 2024-HB1 M3(c)		3.0000	02/25/37	1,357,947
1,750,000	OLIT Series 2025-HB2 M4(c),(e)		3.0000	11/25/38	1,462,901
600,000	Onity Loan Investment Trust Series 2024-HB2 M3(c)		5.0000	08/25/37	589,147
2,000,000	Onity Loan Investment Trust Series 2025-HB1 M3(c),(f)		3.0000	06/25/38	1,864,960
1,088,396	PRKCM Trust Series 2023-AFC3 A1(c)		6.5840	09/25/58	1,096,831
211,812	Verus Securitization Trust Series 2023-4 A1(c),(e)		5.8110	05/25/68	212,158
2,453,510	Verus Securitization Trust Series 2024-9 A1(c),(f)		5.4380	11/25/69	2,479,714
					33,356,169

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.9% (Continued)
	NON AGENCY CMBS — 25.5%
10,000,000	BAHA Trust Series 2024-MAR D(c),(f)		9.2040	12/10/41	$ 10,567,058
5,000,000	BX Commercial Mortgage Trust Series 2019-IMC F(c),(d)	TSFR1M + 2.946%	6.6260	04/15/34	4,912,448
2,478,000	Capital Funding Mortgage Trust Series 2025-P05 B(c),(d)	TSFR1M + 10.500%	14.2000	08/04/26	2,482,285
3,750,000	Capital Funding Mortgage Trust Series 2024-29 B(c),(d)	TSFR1M + 9.500%	13.2000	11/01/26	3,759,855
2,102,137	Capital Funding Mortgage Trust Series 2024-28 B(c),(d)	TSFR1M + 11.000%	14.6610	11/01/26	2,112,649
2,400,000	Capital Funding Mortgage Trust Series 2025-32 B(c),(d)	TSFR1M + 2.900%	12.8000	12/15/27	2,401,752
10,801,789	Capital Funding Mortgage Trust Series 2025-31 B(c),(d)	TSFR1M + 13.410%	17.1100	02/10/28	10,920,251
4,500,000	Capital Funding Mortgage Trust Series 2025-30 B(c),(d)	TSFR1M + 11.250%	14.9500	06/02/28	4,531,861
4,750,000	Capital Funding Mortgage Trust Series 2025-33 B(c),(d)	TSFR1M + 8.500%	12.1800	10/31/29	4,780,017
590,367	COMM Mortgage Trust Series 2014-CCRE21 E(c)		3.0000	12/10/47	588,715
5,000,000	COMM Mortgage Trust Series 2014-CCRE21 F(c)		3.0000	12/10/47	4,978,916
6,000,000	CSMC Trust Series 2021-GATE C(c),(d)	TSFR1M + 2.821%	6.5020	12/15/36	5,899,318
3,000,000	CSMC Trust Series 2021-GATE E(c),(d)	TSFR1M + 4.671%	8.3520	12/15/36	2,919,924
3,188,957	CSMC Trust Series 2016-NXSR XA(f),(g)		0.6050	12/15/49	6,880
4,270,000	GSMS Trust Series 2024-FAIR D(c),(f)		8.2140	07/15/29	4,385,291
1,070,000	Hudsons Bay Simon JV Trust Series 2015-HB10 C10(c),(f)		5.4470	08/05/34	1,053,563
6,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	5.2500	04/15/31	2,879,340
880,000	JP Morgan Chase Commercial Mortgage Securities Series 2020-NNN DFX(c)		3.6200	01/16/37	413,600
26,146,788	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34 XA(f),(g)		0.7610	11/15/52	250,834
7,250,000	Morgan Stanley Capital I Trust Series 2024-BPR2 D(c),(f)		8.7520	05/05/29	7,332,617
6,000,000	Morgan Stanley Capital I Trust Series 2024-BPR2 E(c),(f)		8.7520	05/05/29	5,855,143
8,500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(c),(f)		8.7520	05/05/29	8,887,454
5,961,113	MSBAM Commercial Mortgage Securities Trust Series 2012-CKSV A2(c)		3.2770	10/15/30	5,744,694
2,289,193	SMR Mortgage Trust Series 2022-IND D(c),(d)	TSFR1M + 3.950%	7.6300	02/15/39	2,302,929
188,716	XCALI Mortgage Trust Series 2020-5 B1(c),(d)	TSFR1M + 8.370%	12.0900	03/31/26	187,848
471,250	XCALI Mortgage Trust Series 2021-10 B1(c),(d)	TSFR1M + 8.120%	11.8200	12/31/26	475,819
4,000,000	X-Caliber Funding, LLC Series 2024-OPAL A(c),(d)	TSFR1M + 4.000%	8.7500	02/25/26	3,988,245
2,450,000	X-Caliber Funding, LLC Series 2024-OPAL B1(c),(d)	TSFR1M + 6.000%	10.7500	02/25/26	2,442,944
5,200,000	X-Caliber Funding, LLC Series 2021-7 A(c),(d)	TSFR1M + 3.120%	6.8400	04/15/26	5,185,252
4,600,000	X-Caliber Funding, LLC Series 2023-HOAKS A(c),(d)	TSFR1M + 3.500%	0.0000	04/25/26	4,578,561
3,335,000	X-Caliber Funding, LLC Series 2023-DMNK B1(c),(d)	TSFR1M + 6.500%	10.2000	04/25/26	3,335,038
4,165,000	X-Caliber Funding, LLC Series 2021-7 B1(c),(d)	TSFR1M + 6.120%	9.8400	05/15/26	4,178,565
240,437	X-Caliber Funding, LLC Series 2023-MF9 B1(c),(d)	TSFR1M + 6.500%	10.2000	11/25/26	239,528

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.9% (Continued)
	NON AGENCY CMBS — 25.5% (Continued)
2,748,750	X-Caliber Funding, LLC Series 2024-MSD B1(c),(d)	TSFR1M + 6.000%	10.0000	01/25/27	$ 2,763,854
5,000,000	X-Caliber Funding, LLC Series 2025-OKG A(c),(d)	TSFR1M + 3.000%	6.9500	10/15/27	5,000,000
6,000,000	X-Caliber Funding, LLC Series 2024-SURF A(c)		12.0000	09/25/28	6,056,260
5,550,000	X-Caliber Funding, LLC Series 2026-HPL B1(c),(d)	TSFR1M + 6.500%	10.1500	12/06/28	5,550,000
					143,949,308
	OTHER ABS — 0.0%(h)
131,527	Pagaya AI Debt Trust Series 2024-1 A(c)		6.6600	07/15/31	131,651

	RESIDENTIAL MORTGAGE — 0.1%
440,000	CFMT, LLC Series 2024-HB13 M3(c),(f)		3.0000	05/25/34	422,578

	TOTAL ASSET BACKED SECURITIES (Cost $534,521,803)				534,969,060

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.5%
	U.S. GOVERNMENT & AGENCIES — 0.5%
303,212	Fannie Mae REMICS Series 2024-11 BK		5.0000	02/25/51	303,403
2,317,374	Fannie Mae REMICS Series 2025-6 DL		2.0000	04/25/53	1,312,179
472,678	Freddie Mac REMICS Series 5438 H		5.5000	06/25/50	474,916
465,402	Freddie Mac REMICS Series 5385 CK		5.0000	08/25/51	469,578
284,594	FREMF Mortgage Trust Series 2019-KF61 B(c),(d)	SOFR30A + 2.314%	6.1010	04/25/29	278,356
					2,838,432
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,855,359)				2,838,432

	CORPORATE BONDS — 0.6%
	SPECIALTY FINANCE — 0.6%
2,654,000	X-Caliber Funding, LLC(c)		11.0000	03/25/26	2,655,486
500,000	X-Caliber Funding, LLC(c)		11.0000	10/15/26	467,766
300,000	X-Caliber Funding, LLC(c)		25.0000	10/15/26	300,000
					3,423,252
	TOTAL CORPORATE BONDS (Cost $3,449,805)				3,423,252

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
SHORT-TERM INVESTMENTS — 6.2%
MONEY MARKET FUNDS - 6.2%
34,690,687	First American Government Obligations Fund, Class X, 3.61% (Cost $34,690,687)(i)	$ 34,690,687

	TOTAL INVESTMENTS - 104.0% (Cost $585,517,654)	$ 585,960,831
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.0)%	(22,608,211)
	NET ASSETS - 100.0%	$ 563,352,620

CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
LTD	- Limited Company
REMIC	- Real Estate Mortgage Investment Conduit

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
TSFR1M	Term Secured Overnight Financing Rate 1 Month
TSFR3M	Term Secured Overnight Financing Rate 3 Month

(a)	Non-income producing security.
(b)	Affiliated issuer.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2026 the total market value of 144A securities is 538,412,954 or 95.6% of net assets.
(d)	Variable rate security; the rate shown represents the rate on January 31, 2026
(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2026.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(g)	Interest only securities.
(h)	Percentage rounds to less than 0.1%.
(i)	Rate disclosed is the seven day effective yield as of January 31, 2026.